SUPPLEMENT Dated April 26, 2012
To the Contract Prospectus dated April 28, 2008, as amended

ING Marathon Plus (IICA)
Issued By ING Life Insurance and Annuity Company
Through its Variable Annuity Account I

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-531-4547.

IMPORTANT INFORMATION REGARDING FUND CHANGES

Effective April 30, 2012:
•	ING Baron Small Cap Growth Portfolio will change its name to ING Baron Growth Portfolio; and
•	ING American Funds Growth Portfolio and ING Artio Foreign Portfolio are closed to new investments.

NOTICE OF AND IMPORTANT INFORMATION REGARDING
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING American Funds Growth Portfolio or the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the following
“Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios		Surviving Portfolios
ING American Funds Growth Portfolio		ING Large Cap Growth Portfolio (Class I)
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class I)

Subject to shareholder approval, each reorganization is expected to take place on or about July 21, 2012 (the
“Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolios will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

IICA Marathon Plus - MARP	1 of 8	4/29/2011

IMPORTANT INFORMATION REGARDING THE COMPANY

Effective April 30, 2012, the following updates and replaces the entire section titled “Regulatory Matters” with the exception of the “Product Regulation” paragraph in the Contract Prospectus:

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. These currently include an inquiry regarding the Company’s policy for correcting errors made in processing trades for ERISA plans or plan participants. Some of these investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of the investigations, examinations, audits, inquiries and any such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to plans or participants, disgorgement, settlement payments, penalties, fines, and other financial liability and changes to the Company’s policies and procedures, the financial impact of which cannot be estimated at this time, but management does not believe will have a material adverse effect on the Company’s financial position or results of operations. It is the practice of the Company and its affiliates to cooperate fully in these matters.

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH
THE CONTRACTS

Effective April 30, 2012, the following chart lists the variable investment options that are available through the contracts. Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the following mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.
Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting our Customer Service Center at 1-800-531-4547 or by accessing the
SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name and
Investment Adviser/Subadviser	Investment Objective
Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Investment	portfolio of stocks, bonds and money market
Management, Inc.	instruments which offer income and capital growth
Investment Subadvisers: (equity portion of	opportunity and which satisfy the investment and social
Portfolio): New Amsterdam Partners LLC manages	criteria, including financial, sustainability and social
the equity portion of the Portfolio; Calvert Investment	responsibility factors.
Management Company, Inc., manages the fixed-
income portion of the Portfolio and handles allocation
of assets and Portfolio Managers for the Portfolio.

MARP-11A	2 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser		Investment Objective
Fidelity® VIP Contrafund® Portfolio (Class I)		Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)
Investment Subadvisers: FMR Co. (“FMRC”) and
other investment advisers
Fidelity® VIP Equity-Income Portfolio (Class I)		Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &		exceeds the composite yield on the securities
Research Company (“FMR”)		comprising the S&P® Index.
Investment Subadvisers: FMRC and other
investment advisers
Fidelity® VIP Index 500 Portfolio (Class I)		Seeks investment results that correspond to the total
return of common stocks publicly traded in the United
Investment Adviser: Fidelity Management &		States, as represented by the S&P 500® Index.
Research Company (“FMR”)
Investment Subadviser: Geode Capital
Management, LLC (“Geode”) and FMRC
ING American Funds Asset Allocation Portfolio*		Seeks high total return (including income and capital
gains) consistent with preservation of capital over the
Investment Adviser: ING Investments, LLC		long term.
Investment Adviser to the Master Funds: Capital
Research and Management CompanySM
ING American Funds Growth Portfolio*		Seeks to provide you with growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds International Portfolio*		Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital
Research and Management CompanySM
ING American Funds World Allocation Portfolio*		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Asset Allocation
Committee
ING Artio Foreign Portfolio (Class S)		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Balanced Portfolio (Class I)		Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC		secondary investment objective is long-term capital
Investment Subadviser: ING Investment		appreciation.
Management Co. LLC
ING Baron Growth Portfolio (Class S)		Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

MARP-11A	3 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser		Investment Objective
ING BlackRock Inflation Protected Bond Portfolio		A non-diversified Portfolio that seeks to maximize real
(Class S)		return, consistent with preservation of real capital and
prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Financial
Management Inc.
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.
(Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC
ING BlackRock Science and Technology		Seeks long-term capital appreciation.
Opportunities Portfolio (Class I)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC
ING FMRSM Diversified Mid Cap Portfolio		Seeks long-term growth of capital.
(Class I)**

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

**FMRSM is a service mark of Fidelity Management &
Research Company
ING Franklin Income Portfolio (Class S)		Seeks to maximize income while maintaining prospects
for capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Franklin Advisers, Inc.
ING Franklin Mutual Shares Portfolio (Class S)		Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.
ING Franklin Templeton Founding Strategy		Seeks capital appreciation and secondarily, income.
Portfolio (Class S)*

Investment Adviser: Directed Services LLC
ING Global Bond Portfolio (Class I)		Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment
Management Co. LLC
ING Growth and Income Portfolio (Class I)		Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC		convertible into common stocks. It is anticipated that
Investment Subadviser: ING Investment		capital appreciation and investment income will both be
Management Co. LLC		major factors in achieving total return.
ING Index Plus LargeCap Portfolio (Class I)		Seeks to outperform the total return performance of the
S&P 500® Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC		risk.
Investment Subadviser: ING Investment
Management Co. LLC

MARP-11A	4 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
Investment Subadviser: ING Investment	consisting primarily of debt securities. It is anticipated
Management Co. LLC	that capital appreciation and investment income will
both be major factors in achieving total return.
ING International Index Portfolio (Class I)	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of a widely accepted
Investment Subadviser: ING Investment	international index.
Management Co. LLC
ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital
Portfolio (Class I)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
(Class I)

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment
Management Co. LLC
ING Large Cap Value Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co. LLC

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC	the prudent employment of capital and secondarily,
Investment Subadviser: Massachusetts Financial	seeks reasonable opportunity for growth of capital and
Services Company	income.
ING MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC

MARP-11A	5 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Money Market Portfolio (Class I)***	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC	investment in high-quality money market investments
Investment Subadviser: ING Investment	while maintaining a stable share price of $1.00.
Management Co. LLC

***There is no guarantee that the ING Money Market
Portfolio subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio (Class I)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio (Class S)	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Investment Subadviser: Pacific Investment
Management Company LLC
ING PIMCO Total Return Bond Portfolio (Class S)	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Investment Subadviser: Pacific Investment
Management Company LLC (PIMCO)
ING Pioneer High Yield Portfolio (Class I)	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.
ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
(Class ADV)*	appreciation and income) consistent with a
conservative level of risk relative to the other ING
Investment Adviser: Directed Services LLC	Retirement Portfolios.
Investment Subadviser: Asset Allocation Committee
ING Retirement Growth Portfolio (Class ADV)*	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of the ING
Subadviser: Asset Allocation Committee	Retirement Moderate Growth Portfolio.
ING Retirement Moderate Portfolio (Class ADV)*	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk
Investment Adviser: Directed Services LLC	that can be expected to be greater than that of ING
Subadviser: Asset Allocation Committee	Retirement Conservative Portfolio but less than that of
ING Retirement Moderate Growth Portfolio.
ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
(Class ADV)*	appreciation and income) consistent with a level of risk
that can be expected to be greater than that of ING
Investment Adviser: Directed Services LLC	Retirement Moderate Portfolio but less than that of
Subadviser: Asset Allocation Committee	ING Retirement Growth Portfolio.
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment
(Class I)	results (before fees and expenses) that correspond to
the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Russell Top 200® Growth Index.
Investment Subadviser: ING Investment
Management Co. LLC

MARP-11A	6 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Large Cap Index Portfolio (Class I)	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of the Russell Top
Investment Subadviser: ING Investment	200® Index.
Management Co. LLC
ING RussellTM Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment
(Class S)	results (before fees and expenses) that correspond to
the total return (which includes capital appreciation and
Investment Adviser: ING Investments, LLC	income) of the Russell Top 200® Value Index.
Investment Subadviser: ING Investment
Management Co. LLC
ING Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment
Management Co. LLC
ING SmallCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
(Class I)*	growth, both realized and unrealized) consistent with
preservation of capital.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co. LLC
ING Strategic Allocation Growth Portfolio (Class I)*	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co. LLC
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
(Class I)*	appreciation, both realized and unrealized).

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment
Management Co. LLC
ING Templeton Foreign Equity Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment
Counsel, LLC
ING Thornburg Value Portfolio (Class I)	Seeks long-term capital appreciation, and secondarily
current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Thornburg Investment
Management, Inc.
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
(Class S)	return, consistent with the preservation of capital and
with prudent investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates,
Inc.

MARP-11A	7 of 8	April, 2012

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class I)

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates,
Inc.
ING T. Rowe Price Growth Equity Portfolio (Class I)	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates,
Inc.
ING UBS U.S. Large Cap Equity Portfolio (Class I)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: UBS Global Asset
Management (Americas) Inc.

* These investment portfolios are offered in a “Master-Feeder” or “Fund of Funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.

MARP-11A	8 of 8	April, 2012